UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 150.3%

Arizona — 148.8%
Corporate — 18.5%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	$4,350	$4,569,980
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,068,380
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,047,380
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,392,860
5.00%, 12/01/37	2,500	2,919,225

		11,997,825
County/City/Special District/School District — 30.0%
City of Tucson Arizona, COP, (AGC), 5.00%, 07/01/19(a)	1,000	1,035,840
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	555,129
5.50%, 07/01/30	400	462,608
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,381,175
County of Maricopa Arizona Unified School District No. 210 Phoenix, GO, School Improvement Project of 2011 & 2017, 5.00%, 07/01/37(b)	1,000	1,151,140
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 07/01/28	1,000	1,006,920
County of Maricopa Arizona Unified School District No. 95 Queen Creek, GO, 5.00%, 07/01/37	400	455,168
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 07/01/26	1,000	1,035,840
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 07/01/19(a)	2,000	2,084,320
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 08/01/18(a)	1,155	1,164,910

Security	Par (000)	Value
County/City/Special District/School District (continued)
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	$3,600	$3,833,244
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,387,720
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	860,760

		19,414,774
Education — 36.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,825,151
Arizona IDA, Refunding RB, Series A(c):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	500	516,635
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	500	488,660
Arizona State University, RB, Series C(a):
6.00%, 07/01/18	970	976,800
6.00%, 07/01/18	350	352,453
6.00%, 07/01/18	425	427,979
6.00%, 07/01/18	400	402,804
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,315,536
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	555,725
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(a)	500	563,450
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,110,440
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	440	485,822
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(c)	500	510,040
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	1,000	1,017,400
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(c)	1,500	1,525,185
Great Hearts Academies Projects, 5.00%, 07/01/46	500	523,620

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Security	Par (000)	Value
Education (continued)
City of Phoenix Arizona IDA, Refunding RB (continued):
Legacy Traditional School Projects, 5.00%, 07/01/45(c)	$500	$508,390
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,034,450
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(c)	1,000	1,014,660
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,266,340
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,519,672
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	526,650

		23,467,862
Health — 17.7%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	525,120
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,050,760
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	1,750	1,922,463
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	532,015
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	177,077
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	1,320	1,482,558
4.00%, 01/01/41	3,000	3,060,210
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,087,380
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	525,920

Security	Par (000)	Value
Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(a)	$1,000	$1,116,140

		11,479,643
State — 14.0%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 07/01/18(a)	4,000	4,021,520
Arizona School Facilities Board, COP(a):
5.13%, 09/01/18	1,000	1,011,210
5.75%, 09/01/18	2,000	2,026,520
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	2,018,413

		9,077,663
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 07/01/18(a)	1,000	1,005,380
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(a)	1,000	1,061,440
Senior Lien, AMT, 5.00%, 07/01/32	700	764,736

		2,831,556
Utilities — 27.9%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,841,565
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 07/01/22	2,000	2,012,180
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,352,530
City of Phoenix Civic Improvement Corp., RB, Series B (BHAC), 5.50%, 07/01/41	100	132,894
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(a)	2,000	2,048,380
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(a)	2,500	2,741,375

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	$500	$503,870
Salt River Project Agricultural Improvement & Power District, Refunding RB:
Salt River Project Electric System, 5.00%, 01/01/36	1,000	1,163,930
Series A, 5.00%, 12/01/41	2,000	2,242,560

		18,039,284

Total Municipal Bonds in Arizona		96,308,607

Puerto Rico — 1.5%

Tobacco — 1.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,000	956,310

Total Municipal Bonds — 150.3% (Cost — $93,972,804)		97,264,917

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 9.8%
Utilities — 9.8%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	3,000	3,228,750

Security	Par (000)	Value
Utilities (continued)
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	$3,000	$3,107,565

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.8% (Cost — $6,029,137)		6,336,315

Total Long-Term Investments — 160.1% (Cost — $100,001,941)		103,601,232

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(e)(f)	57,857	57,857

Total Short-Term Securities — 0.1% (Cost — $57,857)		57,857

Total Investments — 160.2% (Cost — $100,059,798)		103,659,089
Other Assets Less Liabilities — 1.9%		1,198,612
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(3,013,363)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.4)%		(37,150,416)

Net Assets Applicable to Common Shares — 100.0%		$64,693,922

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	969,095	(911,238)	57,857	$57,857	$3,880	$201	$(172)

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	9	06/20/18	$1,077	$7,445
Long U.S. Treasury Bond	11	06/20/18	1,582	1,813
5-Year U.S. Treasury Note	3	06/29/18	341	1,730

				$10,988

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

COP — Certificates of Participation

ERB — Education Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

OTC — Over-the-Counter

RB — Revenue Bonds

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$103,601,232	$—	$103,601,232
Short-Term Securities	57,857	—	—	57,857

	$57,857	$103,601,232	$—	$103,659,089

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$10,988	$—	$—	$10,988

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,000,000)	$—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,300,000)	$—	$(40,300,000)

During the period ended April 30, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 18, 2018